LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Right-of-use asset
(a)	Right-of-use assets

	December 31, 2022	December 31, 2021
Right-of-use assets, beginning of period	$ 2,640	$ 3,544
Additions	-	29
Disposals	-	(147)
Depreciation	(707)	(786)
Balance, end of period	$ 1,933	$ 2,640

Schedule of Lease obligation adoption
(b)	Lease liabilities

	December 31, 2022	December 31, 2021
Lease liabilities, beginning of period	$ 3,169	$ 4,031
Terminations	-	(124)
Interest expense on lease liabilities	207	265
Payment of lease liabilities	(913)	(1,003)
Balance, end of period	$ 2,463	$ 3,169

Current portion	775	706
Non-current portion	1,688	2,463
Balance, end of period	$ 2,463	$ 3,169

Schedule of Minimum future lease payments relating to the leased assets
(c)	Amounts relating to short-term and variable leases

	Year ended December 31,
	2022	2021
Expense relating to short-term leases	$ 3,205	$ 1,975
Expense relating to variable lease payments	$ 417	$ 417